Segment information	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Segment information
3	Segment information
The Group operates through a single reportable operating segment, in accordance with IFRS 8, reflecting how the Group`s chief operating decision maker allocates resources and assess performance under the Group`s global strategy, which includes integrated product lines. For the Group’s entity wide disclosures, refer to notes 12 and 19.